Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income [Line Items]
Federal tax rate	21.00%
Net operating losses (in Dollars)	$ 29,146
Capital losses carryforward (in Dollars)	$ 397
Russian tax code, rate	0.00%
Effective tax rate	5.90%	4.40%	5.80%
Israel Tax Authority [Member]
Taxes on Income [Line Items]
Federal tax rate	23.00%